RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2026
Related Parties
Disclosure of transactions related companies

Related parties	Relation to Codere Online	Finance costs and exchange differences	Operating expenses	Total Costs
Codere Apuestas España S.L.	Subsidiary of Codere Group	-	1,734	1,734
Codere Newco S.A.U.	Parent of Codere Online	-	7,721	7,721
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	-	1,278	1,278
Other retail companies	Subsidiary of Codere Group	-	200	200
Latam retail companies	Subsidiary of Codere Group	-	4,535	4,535
Total		-	15,468	15,468

Balance at 06/30/2026

Related parties	Relation to Codere Online	Trade receivables (Note 6)	Payables with Related Parties (Note 8)	Trade payables and other current liabilities (Note 9)
Codere Newco S.A.U.	Parent of Codere Online	-	(1)	(1,941)
Codere Apuestas España S.L.	Subsidiary of Codere Group	-	-	(338)
Other retail companies	Subsidiary of Codere Group	1,384	(1,692)	(1,373)
Other latam retail companies	Subsidiary of Codere Group	922	(1,208)	(2,028)
Total		2,306	(2,901)	(5,680)

06/30/2025

Related parties	Relation to Codere Online	Finance costs and exchange differences	Operating expenses	Total Costs
Codere Apuestas España S.L.	Subsidiary of Codere Group	-	899	899
Codere Newco S.A.U.	Parent of Codere Online	-	7,683	7,683
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	-	1,159	1,159
Other retail companies	Subsidiary of Codere Group	-	1,421	1,421
Latam retail companies	Subsidiary of Codere Group	-	3,249	3,249
Total		-	14,411	14,411

Balance at 12/31/2025

Related parties	Relation to Codere Online	Trade receivables (Note 6)	Payables with Related Parties (Note 8)	Trade payables and other current liabilities (Note 9)
Codere Newco S.A.U.	Parent of Codere Online	-	(2)	(1,822)
Codere Operadora de Apuestas S.L. (OACO)	Subsidiary of Codere Group	-	-	(290)
Codere Apuestas España S.L. (CAES)	Subsidiary of Codere Group	-	-	(224)
Other retail companies	Subsidiary of Codere Group	12	(155)	(531)
Latam retail companies	Subsidiary of Codere Group	942	(1,651)	(1,439)
Total		(954)	(1,808)	(4,306)